Subsidiaries and jurisdictions (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of subsidiaries [text block] [Table Text Block]
	Country of		% Equity
	Incorporation	Assets Held	Interest
Chelsea Oil Australia Pty.	Australia	PL 18, PL 40, PL 280	100%
Cooper-Eromanga Oil Inc.	US	ATP 582	100%
Cooper Basin Oil and Gas Inc.	US	-	20%